UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1735

FPA New Income, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA New Income, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2005

ITEM 1. Schedule of Investments.

FPA New Income, Inc.
Portfolio of Investments
December 31, 2005 (unaudited)

BONDS & DEBENTURES	Shares or Principal Amount	Value

U.S. GOVERNMENT SECURITIES — 47.4%
U.S. Treasury Inflation-Indexed Notes — 3.375% 2007	$678,963,342	$684,692,095
U.S. Treasury Note — 3.875% 2007	50,000,000	49,578,125
U.S. Treasury Note — 4% 2007	20,000,000	19,856,250
U.S. Treasury Note — 4.25% 2007	51,000,000	50,840,625
		$804,967,095
MORTGAGE-BACKED SECURITIES — 12.5%
Banc of America Alternative Loan Trust 2003-6 CL 1NC2 — 8% 2033	$2,359,943	$2,466,141
Chase Mortgage Finance Trust 2003-S14 CL 2A4 — 7.5% 2034	15,025,176	15,669,906
Countrywide Mortgage Securities 2002-36 CL A20 — 5% 2033	1,037,342	1,036,014
Federal Home Loan Mortgage Corporation
1534 CL IA — 3.87% 2023 (float)	769,850	762,633
1552 CL I — 3.87% 2023 (float)	1,137,992	1,135,147
1669 CL HA — 4.02% 2023 (float)	4,000,000	3,937,500
1671 CL HA — 4.02% 2024 (float)	3,347,711	3,303,772
1673 CL HB — 4.02% 2024 (float)	1,000,000	995,625
1684 CL HA — 4.02% 2024 (float)	4,000,000	3,991,250
1634 CL PL — 4.12% 2023 (float)	7,000,000	6,993,438
2766 CL PT — 5% 2016	12,520,164	12,501,514
2897 CL AB — 5% 2022	15,795,791	15,773,519
2891 CL LA — 5% 2024	21,786,174	21,796,849
3033 CL KH — 5% 2034	22,946,260	22,932,033
2619 CL YV — 5.5% 2011	4,367,206	4,372,665
2525 CL BR — 5.5% 2023	55,958	55,862
1804 CL C — 6% 2008	1,682,938	1,709,411
1591 CL PV — 6.25% 2023	7,045,133	7,276,354
2438 CL MF — 6.5% 2031	13,843,240	13,895,152
2543 CL AD — 8.5% 2016	169,063	175,561
2519 CL ED — 8.5% 2030	651,588	685,186
2626 CL QM — 9% 2018	3,181,313	3,571,024
MH-A1 — 10.15% 2006	1	1
Federal National Mortgage Association
—5.5% 2032	2,281,055	2,290,322
— 6% 2016	379,563	384,258
— 6.5% 2008	169,031	171,144
— 6.5% 2017	3,159,915	3,256,703
— 7% 2007	3,322,074	3,359,447
319 CL 18 — 8% 2032	1,278,486	1,385,559
Whole Loan 2004-W6 — 8% 2034	16,482,864	16,853,728
Government National Mortgage Association II
1999-47 — 7.5% 2029	3,365,070	3,541,299
JP Morgan Mortgage Trust 2003-A2 — 4% 2033	5,455,368	5,404,797
Wachovia Asset Securitization, Inc. 2002-1 CL 2A1 — 6.25% 2033	2,408,871	2,411,882
Wells Fargo Mortgage Backed Securities 2004-1 CL A19 — 5% 2034	6,188,563	6,176,495
Wells Fargo Mortgage Backed Securities 2005-2 CL 1A2 — 8% 2035	21,743,389	22,558,766
TOTAL MORTGAGE-BACKED SECURITIES		$212,830,957
U.S. AGENCIES SECURITIES — 11.8%
Federal Agricultural Mortgage Corporation
— 3.8225% 2007 (float)	$26,100,000	$26,034,750
Federal Home Loan Bank
—4% 2007 (step-up)	10,230,000	10,209,540
— 2% 2009 (step-up)	21,695,000	21,532,288
— 2% 2009 (step-up)	18,750,000	18,621,094
— 3.67% 2007 (float)	24,650,000	24,650,000
— 4% 2007 (float)	25,825,000	25,734,612
— 3.75% 2009 (step-up)	25,000,000	24,900,000

— 3.75% 2009 (step-up)	29,275,000	29,137,773
Federal National Mortgage Association
— 3.25% 2007 (step-up)	20,055,000	19,885,786
TOTAL U.S. AGENCIES SECURITIES		$200,705,843
CORPORATE BONDS & DEBENTURES — 9.0%
Avnet Inc. — 8% 2006	$2,000,000	$2,050,000
Bayerische Landesbank — 3.88% 2009 (float)†	21,000,000	20,435,100
Collins & Aikman Products Company — 10.75% 2011 (1)	8,220,000	3,657,900
International Wire Group, Inc. — 10% 2011	5,193,000	5,141,070
Landesbank Baden-Wuerttemberg — 2.24% 2007†	23,500,000	23,622,200
Metaldyne Corporation — 11% 2012	19,980,000	15,284,700
Northland Cable Company — 10.25% 2007	8,645,000	8,645,000
Qwest Communications International Inc. — 7.84% 2009	24,045,000	24,465,788
Rabobank Nederland NV — 3.43% 2007(float)	24,674,000	24,192,092
Royal Bank of Canada — 3.804% 2007 (float)	24,651,000	24,478,443
TOTAL CORPORATE BONDS & DEBENTURES		$151,972,293
MORTGAGE-BACKED PASS-THROUGH SECURITIES — 1.8%
Federal National Mortgage Association
— 5.5% 2014	$6,108,103	$6,159,640
— 6% 2011	2,480,553	2,531,714
— 6% 2012	11,165,970	11,396,268
— 7% 2030	955,167	1,000,985
— 7% 2031	334,405	350,048
— 7.5% 2016	164,314	172,940
— 7.5% 2016	29,058	30,584
— 7.5% 2028	1,659,964	1,747,112
— 7.5% 2029	519,020	546,102
— 7.5% 2029	485,203	516,286
— 8% 2016	62,586	62,935
Government National Mortgage Association
— 7% 2028	923,946	969,081
— 7.5% 2023	18,508	19,291
— 8% 2030	218,571	229,431
— 8% 2030	429,646	450,994
— 8% 2031	288,975	303,333
Government National Mortgage Association II
— 7% 2024	435,385	449,566
— 7% 2028	534,671	552,214
— 7% 2028	78,544	82,422
— 7.5% 2025	29,756	31,430
— 7.5% 2025	62,103	65,538
— 7.5% 2027	43,233	45,611
— 7.5% 2030	149,990	156,458
— 8% 2027	266,481	280,756
Government National Mortgage Association (MH)
— 8.25% 2006-7	21,320	21,759
— 8.75% 2006	43,710	44,229
— 8.75% 2011	293,771	306,697
— 9% 2010	109,803	114,346
— 9% 2011	348,602	363,024
— 9.25% 2010-11	257,645	268,853
— 9.75% 2012-13	134,488	140,848
Government National Mortgage Association (PL) — 10.25% 2017	738,417	747,647
TOTAL MORTGAGE-BACKED PASS-THROUGH SECURITIES		$30,158,142
CONVERTIBLE BONDS & DEBENTURES — 1.5%
BEA Systems, Inc. — 4% 2006	$18,000,000	$17,730,000
Standard Motor Products, Inc. — 6.75% 2009	8,960,000	7,616,000
TOTAL CONVERTIBLE BONDS & DEBENTURES		$25,346,000
INTERNATIONAL SECURITY — 1.1%
France OATei — 3% 2012	$14,378,635	$19,087,293

DERIVATIVE SECURITIES — 0.5%
Federal Home Loan Mortgage Corporation (Interest Only)
2522 CL PI — 5.5% 2018	$1,549,274	$38,780
2558 CL JW — 5.5% 2022	19,891,529	3,105,565
1694 CL L — 6.5% 2023	107,449	6,245
217 — 6.5% 2032	3,534,750	802,499
Federal National Mortgage Association (Interest Only)
2003-64 CL XI — 5% 2033	17,520,871	3,290,639
323 CL 1 — 5.5% 2032	4,570,601	888,525
1994-17 CL JB — 6.5% 2009	496,307	34,307
TOTAL DERIVATIVE SECURITIES		$8,166,560
ASSET BACKED SECURITIES — 0.4%
CIT RV TRUST 1999-A CL A4 — 6.16% 2013	$1,792,244	$1,795,506
Green Tree Financial Corporation
— 7.77% 2029(1)	5,500,000	3,025,000
— 8% 2028(1)	2,769,534	2,354,104
TOTAL ASSET BACKED SECURITIES		$7,174,610
PREFERRED STOCK — 0.3%
Pennsylvania Real Estate Investment Trust	93,800	$5,243,420
COMMON STOCK — 0.2%
International Wire Group, Inc. (2)	327,344	$3,109,768
TOTAL INVESTMENT SECURITIES — 86.5% (Cost $1,477,341,167)		$1,468,761,981
SHORT-TERM INVESTMENTS — 14.1% (Cost $239,571,698)
General Electric Capital Services, Inc. — 4.12% 1/3/06	$2,095,000	$2,094,281
Rabobank USA Financial Corporation — 4.15% 1/3/06	30,454,000	30,443,468
General Electric Capital Services, Inc. — 4.24% 1/6/06	17,956,000	17,943,311
ChevronTexaco Funding Corporation — 4.23% 1/17/06	22,000,000	21,956,055
Barclays U.S. Funding, Inc. — 4.285% 1/18/06	76,000,000	75,837,170
Toyota Motor Credit Corporation — 4.25% 1/23/06	52,000,000	51,858,806
Shell Finance (UK) Ltd. — 4.28% 2/13/06	39,646,000	39,438,607
TOTAL SHORT-TERM INVESTMENTS		$239,571,698
TOTAL INVESTMENTS — 100.6% (Cost $1,716,912,865)(A)		$1,708,333,679
Other assets and liabilities, net — (0.6%)		(10,280,528)
TOTAL NET ASSETS — 100%		$1,698,053,151

†                  Restricted security purchased without registration under the Securities Act of 1933 pursuant to Rule 144A, which generally may be resold only to certain institutional investors prior to registration.  The Bayerische Landesbank 3.88% note due 2009, and the Landesbank Baden-Wuerttemberg 2.24% note due 2007, constituted 2.6%, of total net assets at December 31, 2005.

(1)          Non-income producing security, in default

(2)          Non-income producing security.

(A)      The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$12,563,841
Gross unrealized depreciation:	(21,143,027)
Net unrealized depreciation:	$(8,579,186)

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in
Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by
Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ ROBERT L. RODRIGUEZ
Robert L. Rodriguez, President

Date:   February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer

Date:   February 24, 2006